Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassi- fications	Disposals	2020
Amortizable intangible assets
Non-compete agreements	332,722	(26,948)	6,682	327	—	(1,430)	311,353
Technology	742,621	(57,258)	185	—	182	—	685,730
Licenses and distribution agreements	202,287	(12,468)	—	3,222	2,581	(7,159)	188,463
Customer relationships	68,931	(4,590)	—	—	(1,567)	—	62,774
Construction in progress	267,403	(10,499)	—	146,057	(168,797)	(892)	233,272
Internally developed intangibles	298,039	(24,621)	—	12,487	117,584	(9,175)	394,314
Other	408,341	(22,371)	13,135	20,611	52,121	(102,756)	369,081
	2,320,344	(158,755)	20,002	182,704	2,104	(121,412)	2,244,987
Non-amortizable intangible assets
Trade names	255,047	(21,555)	—	—	—	—	233,492
Management contracts	3,225	(189)	—	—	16	—	3,052
	258,272	(21,744)	—	—	16	—	236,544
Intangible assets	2,578,616	(180,499)	20,002	182,704	2,120	(121,412)	2,481,531
Goodwill	14,409,852	(1,148,174)	253,455	—	—	—	13,515,133

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassi- fications	Disposals	2019
Amortizable intangible assets
Non-compete agreements	324,910	6,012	4,744	25	(274)	(2,695)	332,722
Technology	153,164	(376)	589,833	—	—	—	742,621
Licenses and distribution agreements	235,625	4,678	(38,126)	783	5,093	(5,766)	202,287
Customer relationships	23,847	(116)	47,880	—	(2,680)	—	68,931
Construction in progress	148,002	1,208	36,892	171,446	(86,898)	(3,247)	267,403
Internally developed intangibles	217,033	971	—	9,105	71,152	(222)	298,039
Other	381,390	6,852	(1,949)	11,007	17,763	(6,722)	408,341
	1,483,971	19,229	639,274	192,366	4,156	(18,652)	2,320,344
Non-amortizable intangible assets (1)
Tradename	182,901	3,326	41,002	—	—	—	227,229
Management contracts	3,134	91	—	—	—	—	3,225
	186,035	3,417	41,002	—	—	—	230,454
Intangible assets	1,670,006	22,646	680,276	192,366	4,156	(18,652)	2,550,798
Goodwill	12,209,606	217,996	1,589,653	—	—	—	14,017,255
(1)	Non-amortizable intangible assets and Goodwill are presented net of accumulated impairments as of December 31, 2019.

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2020	translation	group	Additions	loss	Reclassi- fications	Disposals	31, 2020
Amortizable intangible assets
Non-compete agreements	296,123	(24,152)	(315)	10,697	—	(6)	(1,512)	280,835
Technology	175,010	(13,488)	—	55,318	—	(821)	—	216,019
Licenses and distribution agreements	143,712	(7,933)	(22)	3,545	—	(181)	(10,372)	128,749
Customer relationships	11,356	(613)	—	4,134	—	(1,567)	—	13,310
Construction in progress	—	—	—	—	—	—	—	—
Internally developed intangibles	169,185	(12,565)	—	43,321	—	(88)	(4,477)	195,376
Other	329,082	(14,265)	(75)	27,654	304	23	(103,157)	239,566
	1,124,468	(73,016)	(412)	144,669	304	(2,640)	(119,518)	1,073,855

Non-amortizable intangible assets
Trade names	27,818	(2,351)	—	—	490	—	—	25,957
Management contracts	—	(52)	—	—	762	—	—	710
	27,818	(2,403)	—	—	1,252	—	—	26,667
Intangible assets	1,152,286	(75,419)	(412)	144,669	1,556	(2,640)	(119,518)	1,100,522
Goodwill	392,597	(30,170)	—	—	193,978	—	—	556,405

Amortization

in € THOUS

		Foreign	Changes in					December
	January 1,	currency	consolidation		Impairment			31,
	2019	translation	group	Additions	loss	Reclassi- fications	Disposals	2019
Amortizable intangible assets
Non-compete agreements	282,296	5,235	(166)	11,868	—	26	(3,136)	296,123
Technology	124,605	1,140	—	49,265	—	—	—	175,010
Licenses and distribution agreements	131,492	2,607	—	14,293	—	—	(4,680)	143,712
Customer relationships	7,245	12	—	4,099	—	—	—	11,356
Construction in progress	—	—	—	—	—	—	—	—
Internally developed intangibles	138,343	1,328	—	28,722	932	360	(500)	169,185
Other (1)	304,694	4,795	(3,606)	27,235	—	1,410	(5,446)	329,082
	988,675	15,117	(3,772)	135,482	932	1,796	(13,762)	1,124,468
(1)	Non-amortizable intangible assets and Goodwill are presented net of accumulated impairments as of December 31, 2019.

Book value

in € THOUS

	December 31, 2020	December 31, 2019
Amortizable intangible assets
Non-compete agreements	30,518	36,599
Technology	469,711	567,611
Licenses and distribution agreements	59,714	58,575
Customer relationships	49,464	57,575
Construction in progress	233,272	267,403
Internally developed intangibles	198,938	128,854
Other	129,515	79,259
	1,171,132	1,195,876
Non-amortizable intangible assets
Trade names	207,535	227,229
Management contracts	2,342	3,225
	209,877	230,454
Intangible assets	1,381,009	1,426,330
Goodwill	12,958,728	14,017,255

Schedule of the carrying amount of goodwill and indefinite-lived intangibles by geographical area

Allocation of the carrying amount to the groups of CGUs

in € THOUS

	North America		EMEA		Asia-Pacific		Latin America
	2020	2019	2020	2019	2020	2019	2020	2019

Goodwill	10,908,633	11,762,791	1,328,543	1,342,730	720,225	716,665	1,327	195,069
Management contracts with indefinite useful life	—	—	—	—	2,342	3,225	—	—
Trade names with indefinite useful life	207,535	226,692	—	—	—	—	—	537

Hyperinflationary economies
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2020
Amortizable intangible assets
Internally developed intangibles	2,081	1,362	719
Other	2,860	1,042	1,818
Intangible assets	4,941	2,404	2,537
Goodwill	33,564	33,540	24

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2019
Amortizable intangible assets
Internally developed intangibles	1,971	1,281	690
Other	1,697	727	970
Intangible assets	3,668	2,008	1,660
Goodwill	28,057	2,926	25,131